Employee Benefit Plan - Used to Determine Net Periodic Benefit Costs (Detail) - Pension	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	3.92%
Expected return on plan assets:	6.96%	6.96%